Business Combinations and Asset Acquisition (Details Narrative)	Dec. 28, 2016 USD ($)	Dec. 27, 2016 USD ($) $ / shares gal	Jun. 26, 2016 USD ($)
Brian's On-Site Recycling, Inc. [Member]
Purchase consideration			$ 200,000
WEBA [Member]
Share price | $ / shares		$ 0.10
WEBA [Member] | Minimum [Member]
Useful life of intangible assets acquired			5 years
WEBA [Member] | Maximum [Member]
Useful life of intangible assets acquired			10 years
RS&T [Member]
Purchase consideration		$ 360
Asset Purchase Agreement [Member] | RS&T [Member] | Brian's On-Site Recycling, Inc. [Member] | Mr. Brian Fidalgo [Member]
Purchase consideration			$ 200,000
Purchase consideration subject to earn out provision			100,000
Asset Purchase Agreement [Member] | RS&T [Member] | Brian's On-Site Recycling, Inc. [Member] | Mr. Brian Fidalgo [Member] | Restricted Cash [Member]
Escrow account related to the earn out			$ 100,000
Stock Purchase Agreement [Member] | WEBA [Member]
Purchase consideration		150,000
Purchase consideration subject to earn out provision		2,500,000
Promissory Notes		2,650,000
Earn-out payments liability recorded at fair value		1,745,023
Fair value of consideration transferred		6,100,000
Repayment of notes payable		$ 450,000
Share price | $ / shares		$ 0.10
UCC Asset Transfer Agreement [Member] | RS&T [Member]
Purchase consideration	$ 1,725,000
Inventory purchased	$ 422,000
Ownership percentage	96.00%
UCC Asset Transfer Agreement [Member] | RS&T [Member] | Minimum [Member]
Capacity of acquired assets | gal		14,000,000
UCC Asset Transfer Agreement [Member] | RS&T [Member] | Maximum [Member]
Capacity of acquired assets | gal		20,000,000